FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
12. FAIR VALUE OF FINANCIAL INSTRUMENTS

At December 31, 2014 and June 30, 2015, the carrying values of financial instruments such as cash and cash equivalents, trade receivables and payables, other receivables and accrued liabilities and the current portion of long-term debt approximated their market values, based on the short-term maturities of these instruments.

The company calculates fair values for its marketable securities based on quoted market prices for identical assets and liabilities which represent Level 1 of the ASC 820-10 fair value hierarchy.

At December 31, 2014 and June 30, 2015 the fair values of long-term debt and long-term receivables were comparable with their respective carrying values.

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for June 30, 2015 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

						six months ended June, 30 2015			six months ended June,30 2014
	Net Carrying
	Value as of	Net Carrying				Operational Gain
	December 31,	Value as of				(losses) recognized in	Financial Gain (losses)		Operational Gain (losses)	Financial Gain (losses)
(in thousands of US Dollars)	2014	June 30, 2015	Fair Value Measured and Recorded Using			earnings	recognized in earnings	Total	recognized in earnings	recognized in earnings	Total
			Level 1	Level 2	Level 3
Assets
Cash and cash equivalent	39,760	55,236	55,236	-	-	-	-	-	-	-	-
Marketable securities	53,074	60,884	60,884	-	-	-	659	659	-	-	-
Total				-	-	-	659	659

						six months ended June, 30 2015			six months ended June,30 2014
						Operational Gain	Financial Gain (losses)		Operational Gain (losses)	Financial Gain (losses)
	Net Carrying	Net Carrying				(losses) recognized in	recognized in earnings		recognized in earnings	recognized in earnings
	Value as of	Value as of				earnings "Fair Value	"Interest expense on		"Fair Value	"Interest expense on debt
	December 31,	June 30,				remeasurement of	debt related to the		remeasurement of	related to the royalty
(in thousands of US Dollars)	2014	2015	Fair Value Measured and Recorded Using			Acquisition liabilities"	royalty agreement "	Total	Acquisition liabilities"	agreement "	Total
			Level 1	Level 2	Level 3
Liabilities
Acquisition liability contingent consideration (a)	70,112	89,077	-	-	89,077	(25,083)	-	(25,083)	(8,862)		(8,862)
Acquisition liability note (b).	-	-	-	-	-			-	(3,013)		(3,013)
Acquisition liability warrant consideration (c)	34,542	46,713	-	-	46,713	(12,171)	-	(12,171)	(18,371)	-	(18,371)

Deerfield Royalty Agreement (d)	6,837	8,256			8,256		(2,021)	(2,021)		(836)	(836)
Broadfin Royalty Agreement (d)	3,259	3,936			3,936		(964)	(964)	-	(399)	(399)
Total	114,750	147,982			147,982	(37,254)	(2,985)	(40,239)	(30,246)	(1,235)	(31,481)

The fair values of the financial instruments in connection with the acquisition of Éclat (see note 10 Long-Term Debt) are estimated as follows:

(a) Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 10 Long Term Debt).

The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and business plan projections as it relates to market size, market share, product pricing, competitive landscape, and gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 10 Long Term Debt). The note was repaid on March 24, 2014.

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 10 Long Term Debt).

(d) Broadfin and Deerfield Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 10 Long Term Debt). The discount rate used is 20%.

The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs:

(in thousands of US Dollars)	Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Operational gain (loss) recognized in earnings for fiscal year 2012 & 2013	(9,142)
Payment deferred consideration (Hycet) & interest on acquisition liability note.	1,176
Net carrying value at January 1, 2014.	(58,893)
Operational gain (loss) recognized in earnings for fiscal year 2014...	(60,503)
Reimbursment of acquisition liability note.	12,000
Payment of interest on acquisition liability note..	1,389
Payment of deferred consideration.	1,354

Net carrying value at January 1, 2015.	(104,653)
Fair value remeasurement recognized in earnings for six months to June 30, 2015	(37,254)
Payment of deferred consideration.	6,117
Net carrying value at June 30, 2015	$(135,791)

(in thousands of US Dollars)	Deerfield Royalty	Broadfin Royalty
	Agreement	Agreement
Liability recorded upon execution of Agreeement	$(2,600)	$(2,187)
Interest expense recognized in earnings for 2013	(1,990)
Interest expense recognized in earnings for 2014	(2,386)	(1,139)
Payment of Royalty 2014	140	67
Net carrying value at Jan 1, 2015	(6,837)	(3,259)
Interest expense recognized in earnings for 6 months to June 30, 2015	(2,021)	(964)
Payment of Royalty	601	287
Net carrying value at June 30, 2015	$(8,257)	$(3,936)

The acquisition liabilities, consisting of the warrants and deferred consideration, and Royalty agreement all of which are classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary.